Voyage and Vessel operating expenses - Voyage expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Voyage And Vessel Operating Expenses
Port charges	$ 67,153	$ 64,446	$ 70,433
Bunkers	169,632	170,731	189,424
Commissions - third parties	12,303	9,253	14,516
Commissions - related parties (Note 3)	4,140	4,140	4,140
Miscellaneous	12,997	5,273	8,021
Total voyage expenses	$ 266,225	$ 253,843	$ 286,534